1998 SEMIANNUAL REPORT


IDS
Mutual


(icon of) scale of justice

The goal of IDS Mutual is to provide a balance of growth of capital and current income. The Portfolio divides its investments between common stocks and senior securities (bonds and preferred stocks).


      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) scale of justice

A beneficial balance

A balanced Portfolio is one of the building blocks of investment planning. And balance is what IDS Mutual is all about. The Portfolio starts with a focus on stocks, many of which are part of the who's who of corporate America. To help balance the fluctuations inherent in stocks, as well as provide greater income to investors, bonds are added to the Portfolio. The result: a Fund that strives to provide income above that of a pure stock fund, while still providing potential for capital appreciation.


Contents

From the chairman                            3
From the portfolio managers                  3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            18
Notes to financial statements (Portfolio)   21
Investments in securities                   30
Board members and officers                  43
IDS mutual funds                            44

 To our shareholders



      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S. The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them.

      Before closing, I want to introduce a new portfolio manager for this fund -- Kurt Winters, who assumed responsibility for equity investments last December. For a review of the past six months, please consult the letter from him and bond manager Ed Labenski that begins on this page.


      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio managers

      A reduced cash position enabled IDS Mutual to take advantage of a strong period for stocks and bonds during the first half of the fiscal year. For the six months -- October 1997 through March 1998 -- investors in the Fund's Class A shares realized a total return of 9.4%. (This figure includes a capital gain that was paid to shareholders in December 1997 and reduced the Fund's net asset value by the same amount at that time.)

      The period began poorly for stocks, however, as fallout from the financial crisis in Asia resulted in a sharp downturn for the U.S. market last October. But, with the resilience that has characterized the market for the past three years, stocks snapped back in a matter of weeks, then took a rest until early February. That respite evidently did some good, as the market staged a powerful rally that lasted through the end of the period.

      The bond market enjoyed a quieter six months. Thanks to ongoing low inflation and a "flight to quality" stemming from the Asian problem, U.S. bonds rallied strongly during the final months of 1997, taking long-term interest rates down in the process. From that point, bonds stayed in a rather narrow trading range, apparently content to see what the new year's economic data would bring.

      The Fund's Portfolio of investments underwent a more dramatic change during the six months. Concurrent with a change in equity managers last December, the Portfolio took on a less cautious approach, which centered on lowering cash reserves from about 16% to about 5% and putting the money to work in stocks.

      The other notable change was a reduction in the exposure to foreign stocks -- from about 10% to 2% -- in order to take better advantage of the solid fundamentals here at home.

      On the bond side, Fund performance benefited from a somewhat long duration (a strategy that increases the Portfolio's sensitivity to interest rate changes), as well as an emphasis on high-quality securities, largely U.S. Treasury bonds. They performed especially well late in 1997.

      As for the rest of the fiscal year, the investment environment still looks reasonably good. Still, given the stock market's lofty level, the Fund's value orientation, not to mention its bond component, may prove to be an advantage should stocks encounter trouble at some point.




      Kurt Winters
      (picture of) Kurt Winters
      Kurt Winters
      Portfolio Manager





      Edward Labenski
      (picture of) Edward Labenski
      Edward Labenski
      Portfolio Manager

      To our shareholders



Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998      $   14.67

Sept. 30, 1997      $   15.32

Decrease            $    0.65


Distributions
Oct. 1, 1997 - March 31, 1998


From income         $    0.64

From capital gains  $    1.29

Total distributions$     1.93

Total return*           +9.4%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998      $   14.59

Sept. 30, 1997      $   15.25

Decrease            $    0.66


Distributions
Oct. 1, 1997 - March 31, 1998


From income         $    0.59

From capital gains  $    1.29

Total distributions$     1.88

Total return*           +9.0%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

March 31 ,1998      $   14.67

Sept. 30, 1997      $   15.32

Decrease            $    0.65


Distributions
Oct. 1, 1997 - March 31, 1998


From income         $    0.65

From capital gains  $    1.29

Total distributions$     1.94

Total return*           +9.5%**



      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings



                                              Percent                Value
                          (of Portfolio's net assets)     (as of March 31, 1998)

       Royal Dutch Petroleum                    2.34%         $124,987,499

       Elf Aquitaine ADR                        1.69            90,650,000

       Amoco                                    1.68            89,830,000

       U S WEST Communications Group            1.37            73,091,249

       Penney (JC)                              1.29            69,254,063

       Gannett                                  1.28            68,669,375

       Mobil                                    1.25            67,161,813

       American Home Products                   1.23            65,713,374

       American Stores                          1.17            62,400,000

       Merck & Co                               1.14            60,978,125

      Excludes U.S. Treasury and government agency holdings.


(icon of) pie chart


The ten holdings listed here make up 14.44% of the Portfolio's net assets


 Financial statements

      Statement of assets and liabilities
      IDS Mutual
      Six months ended March 31, 1998


                                  Assets

                                                                                                   (Unaudited)
 Investment in Balanced Portfolio (Note 1)                                                      $5,348,411,424
                                                                                                --------------

                                  Liabilities

 Accrued distribution fees                                                                               7,004
 Accrued service fee                                                                                    22,326
 Accrued transfer agency fee                                                                            15,017
 Accrued administrative services fee                                                                     4,476
 Other accrued expenses                                                                                107,304
                                                                                                       -------
 Total liabilities                                                                                     156,127
                                                                                                       -------
 Net assets applicable to outstanding capital stock                                             $5,348,255,297
                                                                                                --------------

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    3,647,384
 Additional paid-in capital                                                                      4,347,754,436
 Undistributed net investment income                                                                 9,063,143
 Accumulated net realized gain (loss) (Note 1)                                                     303,241,421
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                                              684,548,913
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $5,348,255,297
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $3,432,032,679
                                                          Class B                               $  342,386,852
                                                          Class Y                               $1,573,835,766
 Net asset value per share of outstanding capital stock:  Class A shares     233,980,633        $        14.67
                                                          Class B shares      23,470,192        $        14.59
                                                          Class Y shares     107,287,623        $        14.67

See accompanying notes to financial statements.



      Statement of operations
      IDS Mutual
      Six months ended March 31, 1998

                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                        $ 35,596,185
 Interest                                                                                           72,082,202
      Less foreign taxes withheld                                                                      (48,351)
                                                                                                       -------
 Total income                                                                                      107,630,036
                                                                                                   -----------
 Expenses (Note 2):
 Expenses allocated from Balanced Portfolio                                                         12,145,416
 Distribution fee -- Class B                                                                         1,099,449
 Transfer agency fee                                                                                 2,641,158
 Incremental transfer agency fee-- Class B                                                              13,325
 Service fee
      Class A                                                                                        2,775,294
      Class B                                                                                          254,915
      Class Y                                                                                          711,955
 Administrative services fees and expenses                                                             778,358
 Compensation of board members                                                                           8,128
 Postage35,213
 Registration fees                                                                                     142,769
 Audit fees                                                                                              4,937
                                                                                                         -----
 Total expenses                                                                                     20,610,917
      Earnings credits on cash balances (Note 2)                                                      (261,216)
                                                                                                      --------
 Total net expenses                                                                                 20,349,701
                                                                                                    ----------
 Investment income (loss)-- net                                                                     87,280,335
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions                                                                        297,984,624
      Foreign currency transactions                                                                 (4,872,347)
      Financial futures contracts                                                                   28,554,879
                                                                                                    ----------
 Net realized gain (loss) on investments                                                           321,667,156
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                            50,496,456
                                                                                                    ----------
 Net gain (loss) on investments and foreign currencies                                             372,163,612
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $459,443,947
                                                                                                  ============

See accompanying notes to financial statements.



                                                     Financial statements



      Statements of changes in net assets
      IDS Mutual



                                  Operations and distributions                 March 31, 1998        Sept. 30, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                           $   87,280,335        $  177,081,818
 Net realized gain (loss) on investments                                     321,667,156           535,098,902
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies      50,496,456           270,677,545
                                                                              ----------           -----------
 Net increase (decrease) in net assets resulting from operations             459,443,947           982,858,265
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                          (57,769,631)         (112,647,933)
            Class B                                                           (4,379,606)           (6,407,726)
            Class Y                                                          (26,202,955)          (48,077,728)
      Net realized gain
            Class A                                                         (351,321,509)         (168,695,556)
            Class B                                                          (31,416,863)           (9,374,819)
            Class Y                                                         (151,670,487)          (68,558,106)
                                                                            ------------           -----------
 Total distributions                                                        (622,761,051)         (413,761,868)
                                                                            ------------          ------------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                133,053,612           230,401,790
      Class B shares                                                          69,361,267           115,020,723
      Class Y shares                                                         284,259,895           376,665,066
 Reinvestment of distributions at net asset value
      Class A shares                                                         362,793,556           246,260,292
      Class B shares                                                          35,110,447            15,422,380
      Class Y shares                                                         177,873,441           116,635,834
 Payments for redemptions
      Class A shares                                                        (203,704,386)         (380,264,514)
      Class B shares (Note 2)                                                (16,970,837)          (26,018,445)
      Class Y shares                                                        (182,152,683)         (428,165,936)
                                                                            ------------          ------------
 Increase (decrease) in net assets from capital share transactions           659,624,312           265,957,190
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     496,307,208           835,053,587
 Net assets at beginning of period                                         4,851,948,089         4,016,894,502
                                                                           -------------         -------------
 Net assets at end of period                                              $5,348,255,297        $4,851,948,089
                                                                          ==============        ==============
 Undistributed net investment income                                      $    9,063,143        $   10,135,000
                                                                          --------------        --------------


See accompanying notes to financial statements.



 Notes to financial statements


      IDS Mutual
      (Unaudited as to March 31, 1998)

  1

Summary of
significant
accounting policies


      The Fund is a series of IDS Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Balanced Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in Balanced Portfolio (the Portfolio), a series of Growth and Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. The Portfolio divides its investments between common stocks and senior securities (bonds and preferred stocks).

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at March 31, 1998 was 99.98%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


  2

Expenses and
sales charges


      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into an agreement with American Express Financial Corporation (AEFC) for providing administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15
     oClass B $16
     oClass Y $15


      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors, Inc. for distributing Fund shares were $2,893,127 for Class A and $109,040 for Class B for the six months ended March 31, 1998.

      During the six months ended March 31, 1998, the Fund's transfer agency fees were reduced by $261,216 as a result of earnings credits from overnight cash balances.


  3

Capital share
transactions


      Transactions in shares of capital stock for the periods indicated are as follows:


                                        Six months ended March 31, 1998
                                   Class A          Class B          Class Y

      Sold                       9,105,008        4,772,840       19,593,252

      Issued for reinvested     26,528,440        2,581,440       12,999,325
        distributions

      Redeemed                 (13,896,661)      (1,166,750)     (12,578,861)

      Net increase (decrease)   21,736,787        6,187,530       20,013,716


                                         Year ended Sept. 30, 1997
                                   Class A          Class B          Class Y

      Sold                      16,177,572        8,102,822       26,414,352

      Issued for reinvested     17,752,256        1,112,719        8,400,857
        distributions

      Redeemed                 (26,678,714)      (1,825,256)     (29,981,793)

      Net increase (decrease)    7,251,114        7,390,285        4,833,416


                                       Notes to financial statements

      IDS Mutual

4

Financial
highlights

      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.

      Fiscal period ended Sept. 30,
      Per share income and capital changes(a)

                                                                         Class A

                                     1998(b)   1997    1996    1995    1994    1993     1992    1991    1990    1989
Net asset value,                    $15.32   $13.51  $12.69  $11.89  $13.13  $12.62   $12.00  $10.39  $13.15  $11.57
beginning of period
Income from investment operations:
Net investment income (loss)           .26     .57    .54     .58     .56     .55      .61     .66     .72     .73
Net gains (losses)                    1.02    2.61    .93    1.27   (.56)    1.39      .91    2.01  (2.01)    1.58
(both realized and
unrealized)
Total from investment                 1.28    3.18   1.47    1.85      --    1.94     1.52    2.67  (1.29)    2.31
operations
Less distributions:
Dividends from net                   (.26)   (.53)  (.52)   (.54)   (.56)   (.55)    (.60)   (.67)   (.73)   (.73)
investment income
Distributions from                  (1.67)   (.84)  (.13)   (.51)   (.68)   (.88)    (.30)   (.39)   (.74)      --
realized gains
Total distributions                 (1.93)  (1.37)  (.65)  (1.05)  (1.24)  (1.43)    (.90)  (1.06)  (1.47)   (.73)
Net asset value,                    $14.67  $15.32 $13.51  $12.69  $11.89  $13.13   $12.62  $12.00  $10.39  $13.15
end of period

Ratios/supplemental data                                          Class A
                                     1998b    1997   1996    1995    1994    1993  1992      1991     1990   1989
Net assets, end of                  $3,432  $3,251 $2,770  $2,596  $2,999  $2,788   $2,222  $1,889  $1,496  $1,687
period (in millions)

Ratio of expenses to                 .80%f    .83%   .87%    .83%    .79%    .79%     .78%    .71%    .69%    .67%
average daily net assets(c)

Ratio of net income (loss) to       3.54%f   4.00%  4.01%   4.58%   4.57%   4.41%    4.99%   5.81%   6.04%   5.94%
average daily net assets

Portfolio turnover rate                44%     49%    45%     38%     69%     48%      50%     47%     37%     46%
(excluding short-term securities)

Total return(d)                       9.4%   24.9%  11.8%   16.8%  (0.1%)   16.7%    13.3%   26.9% (10.8%)   20.5%

Average brokerage                   $.0456  $.0465 $.0522      --      --      --       --      --      --      --
commission rate for the
underlying Portfolio(e)


a For a share outstanding throughout the period. Rounded to
  the nearest cent.
b Six months ended March 31, 1998 (Unaudited).
c Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
d Total return does not reflect payment of a sales charge.
e Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates vary significantly among foreign countries.
f Adjusted to an annual basis.





      Fiscal period ended Sept. 30,

      Per share income and capital changes(a)

                                                    Class B                                  Class Y
                                     1998(b)    1997     1996    1995(c)      1998(b)     1997       1996   1995(c)
Net asset value,                    $15.25    $13.47   $12.66    $11.67       $15.32    $13.51     $12.69    $11.67
beginning of period
Income from investment operations:
Net investment income (loss)           .20       .46      .45       .25          .26       .59        .56       .32
Net gains (losses)                    1.02      2.59      .93      1.11         1.03      2.61        .93      1.11
(both realized and unrealized)
Total from investment                 1.22      3.05     1.38      1.36         1.29      3.20       1.49      1.43
operations
Less distributions:
Dividends from net                   (.21)     (.43)    (.44)     (.37)        (.27)     (.55)      (.54)     (.41)
investment income
Distributions from realized gains   (1.67)     (.84)    (.13)        --       (1.67)     (.84)      (.13)        --
Total distributions                 (1.88)    (1.27)    (.57)     (.37)       (1.94)    (1.39)      (.67)     (.41)
Net asset value, end of period      $14.59    $15.25   $13.47    $12.66       $14.67    $15.32     $13.51    $12.69

Ratios/supplemental data                            Class B                                  Class Y
                                     1998(b)    1997     1996     1995(c)     1998(b)     1997       1996     1995(c)
Net assets, end of                    $342      $264     $133       $33       $1,574    $1,337     $1,114      $876
period (in millions)

Ratio of expenses to                1.57%f     1.59%    1.64%   1.65%(f)     .73%(f)      .70%       .70%    .70%(f)
average daily net assets(d)

Ratio of net income (loss) to      2.76% f     3.28%    3.32%   3.94%(f)    3.60%(f)     4.13%      4.18%   4.58%(f)
average daily net assets

Portfolio turnover rate                44%       49%      45%       38%          44%       49%        45%       38%
(excluding short-term securities)

Total return(e)                       9.0%     23.9%    11.0%     11.7%         9.5%     25.0%      12.0%     12.2%

Average brokerage                   $.0456    $.0465   $.0522        --       $.0456    $.0456     $.0522        --
commission rate for the
underlying Portfolio(g)


a For a share outstanding throughout the period. Rounded to
  the nearest cent.
b Six months ended March 31, 1998 (Unaudited).
c Inception date was March 20, 1995.
d Effective fiscal year 1996, expense ratio is based on total  expenses of Fund before reduction of earnings credits on cash balances.
e Total return does not reflect  payment of a sales  charge.
f Adjusted to an annual  basis.
g Effective fiscal year, 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates vary significantly among foreign countries.



 Financial statements


      Statement of assets and liabilities
      Balanced Portfolio
      March 31, 1998


                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $4,638,329,753)                                                          $5,318,291,809
 Dividends and accrued interest receivable                                                          31,344,689
 Receivable for investment securities sold                                                          39,556,553
 U.S. government securities held as collateral (Note 6)                                            101,889,084
                                                                                                   -----------
 Total assets                                                                                    5,491,082,135
                                                                                                 -------------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                   2,476,181
 Payable for investment securities purchased                                                        33,171,591
 Payable upon return of securities loaned (Note 6)                                                 105,365,284
 Accrued investment management services fee                                                              4,647
 Option contracts written, at value (premium received $809,749) (Note 4)                               408,431
 Other accrued expenses                                                                                 82,182
                                                                                                        ------
 Total liabilities                                                                                 141,508,316
                                                                                                   -----------
 Net assets                                                                                     $5,349,573,819
                                                                                                ==============

See accompanying notes to financial statements.



      Statement of operations
      Balanced Portfolio
      Six months ended March 31, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                        $ 35,603,287
 Interest                                                                                           72,064,059
      Less foreign taxes withheld                                                                      (48,363)
                                                                                                       -------
 Total income                                                                                      107,618,983
                                                                                                   -----------
 Expenses (Note 2):
 Investment management services fee                                                                 11,934,850
 Compensation of board members                                                                          13,417
 Custodian fees                                                                                        192,524
 Audit fees                                                                                             14,813
                                                                                                        ------
 Total expenses                                                                                     12,155,604
      Earnings credits on cash balances (Note 2)                                                        (7,755)
                                                                                                        ------
 Total net expenses                                                                                 12,147,849
                                                                                                    ----------
 Investment income (loss)-- net                                                                     95,471,134
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                               298,030,947
      Financial futures contracts (Note 5)                                                          28,559,979
      Foreign currency transactions                                                                 (4,873,363)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                           321,717,563
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                            50,523,616
                                                                                                    ----------
 Net gain (loss) on investments and foreign currencies                                             372,241,179
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $467,712,313
                                                                                                  ------------

See accompanying notes to financial statements.


                                                     Financial statements



      Statements of changes in net assets
      Balanced Portfolio


                             Operations                                   March 31, 1998        Sept. 30, 1997
                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                           $   95,471,134        $  191,274,275
 Net realized gain (loss) on investments                                     321,717,563           535,161,611
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies      50,523,616           270,752,151
                                                                              ----------           -----------
 Net increase (decrease) in net assets resulting from operations             467,712,313           997,188,037
 Net contributions (withdrawals) from partners                                28,541,608          (161,960,911)
                                                                              ----------          ------------
 Total increase (decrease) in net assets                                     496,253,921           835,227,126
 Net assets at beginning of period                                         4,853,319,898         4,018,092,772
                                                                           -------------         -------------
 Net assets at end of period                                              $5,349,573,819        $4,853,319,898
                                                                          ==============        ==============


See accompanying notes to financial statements.


 Notes to financial statements


      Balanced Portfolio
      (Unaudited as to March 31, 1998)


  1

Summary of
significant
accounting policies


      Balanced Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Balanced Portfolio seeks to provide a balance of growth of capital and current income by investing in common stocks and senior securities (preferred stocks and debt securities) issued by U.S. and foreign companies. The Portfolio also may invest in derivative instruments and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      At March 31, 1998, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 1998 was $4,116,280 representing 0.08% of net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


  2

Fees and
expenses


      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.43% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Mutual to the Lipper Balanced Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $136,964 for the six months ended March 31, 1998.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended March 31, 1998, the Portfolio's custodian fees were reduced by $7,755 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


  3

Securities
transactions


      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,287,386,523 and $1,968,617,188, respectively, for the six months ended March 31, 1998. For the same period, the portfolio turnover rate was 44%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $10,422 during this period.


  4

Option contracts
written

      The number of contracts and premium amounts associated with call option contracts written is as follows:


                                               Six months ended March 31, 1998

                                                Contracts             Premium
      Balance Sept. 30, 1997                           --            $     --
      Opened                                        1,233             809,749
      Balance March 31, 1998                        1,233            $809,749


      See "Summary of significant accounting policies."




  5

Stock index
futures contracts


      At March 31, 1998, cash was pledged as collateral to cover initial margin deposits on 1,150 open purchase contracts. The market value of the open purchase contracts at March 31, 1998 was $319,268,750 with a net unrealized gain of $4,307,546. See "Summary of significant accounting policies."



  6

Lending of
portfolio securities


      At March 31, 1998, securities valued at $105,362,825 were on loan to brokers. For collateral, the Portfolio received $3,476,200 in cash and U.S. government securities valued at $101,889,084. Income from securities lending amounted to $150,665 for the six months ended March 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

 Investments in securities



      Balanced Portfolio
      March 31, 1998 (Unaudited)


                                                    (Percentages represent
                                                      value of investments
                                                   compared to net assets)


 Common stocks - 58.7%
Issuer                       Shares        Value(a)

 Aerospace & defense - 1.7%
 AlliedSignal               800,000     $33,600,000
 Litton Inds                205,200(b)   11,837,475
 Rockwell Intl              815,000      46,760,625
 Total                                   92,198,100

 Airlines - 0.7%
 AMR                        251,100(b)   35,954,381


 Automotive & related - 2.4%
 Ford Motor                 725,000      46,989,063
 Genuine Parts            1,218,000      46,436,250
 Meritor Automotive         208,333       5,533,845
 TRW577,000              31,807,125
 Total                                  130,766,283


 Banks and savings & loans - 5.0%
 BankAmerica                525,000      43,378,125
 First Chicago NBD          500,000      44,062,500
 First Union                875,000      49,656,250
 Morgan (JP)                350,000      47,009,375
 NationsBank                600,000      43,762,500
 Washington Mutual          575,000      41,238,281
 Total                                  269,107,031


 Beverages & tobacco - 1.8%
 Fortune Brands             860,000      34,292,500
 Philip Morris            1,439,000      59,988,313
 Total                                   94,280,813


 Building materials & construction - 1.4%
 American Standard          800,000(b)   36,700,000
 Weyerhaeuser               700,000      39,550,000
 Total                                   76,250,000


 Chemicals - 1.4%
 Air Products & Chemicals   420,000      34,807,500
 Du Pont (EI) de Nemours    560,000      38,080,000
 Total                                   72,887,500


 Communications equipment & services - 0.9%
 Motorola                   815,000      49,409,375


 Computers & office equipment - 0.9%
 Xerox                      445,000      47,364,688


 Electronics - 1.5%
 AMP                        390,000      17,086,875
 Applied Materials          620,000(b)   21,893,750
 Texas Instruments          450,000      24,356,250
 Thomas & Betts             289,400      18,521,600
 Total                                   81,858,475


 Energy - 2.9%
 Amoco                    1,040,000     $89,830,000
 Mobil                      876,500      67,161,813
 Total                                  156,991,813


 Energy equipment & services - 0.3%
 Santa Fe Intl              478,500      18,153,094


 Financial services - 0.9%
 Boston Properties          314,250(b)   11,057,672
 Travelers Group            650,000      39,000,000
 Total                                   50,057,672


 Food - 1.2%
 General Mills              400,000      30,400,000
 Sara Lee                   580,000      35,742,500
 Total                                   66,142,500


 Foreign - 5.8%(c)
 B.A.T. Inds              3,750,000      37,649,276
 BCE                      1,040,000      43,420,000
 Elf Aquitaine ADR        1,400,000(g)   90,650,000
 KLM Royal Dutch Air Lines  214,600       8,718,125
 Royal Dutch Petroleum    2,200,000     124,987,499
 Total                                  305,424,900

 Health care - 5.6%
 American Home Products     689,000      65,713,374
 Amgen                      930,000(b)   56,613,750
 Baxter Intl              1,006,000      55,455,750
 Johnson & Johnson          765,000      56,084,063
 Merck & Co                 475,000      60,978,125
 Total                                  294,845,062

 Health care services - 1.1%
 Columbia/HCA Healthcare  1,771,000      57,114,750


 Household products - 1.1%
 Kimberly-Clark           1,123,700      56,325,463


 Industrial equipment & services - 1.2%
 Browning-Ferris Inds       835,000      27,241,875
 Case                       554,000      37,741,250
 Total                                   64,983,125


 Insurance - 2.4%
 Allstate                   490,000      45,049,375
 Marsh & McLennan           320,000      27,940,000
 Provident Cos              307,800      10,561,388
 St. Paul Cos               525,000(g)   46,790,625
 Total                                  130,341,388


 Media - 1.6%
 Gannett                    955,400     $68,669,375
 Tribune                    255,000      17,977,500
 Total                                   86,646,875


 Metals - 1.3%
 Aluminum Co of America     482,500      33,202,031
 Reynolds Metals            555,000      34,097,813
 Total                                   67,299,844


 Multi-industry conglomerates - 1.0%
 Emerson Electric           850,000      55,409,375


 Paper & packaging - 1.6%
 Tenneco                  1,272,000      54,298,500
 Union Camp                 546,000      32,623,500
 Total                                   86,922,000


 Real estate investment trust - 1.5%
 Equity Office Properties
    Trust                   405,000      12,403,125
 Meditrust                  300,000       9,262,500
 Nationwide Health
    Properties              354,000       8,850,000
 Security Capital Industrial
    Trust                   700,000      17,937,500
 Simon DeBartolo Group      700,000      23,975,000
 Spieker Properties         129,300       5,333,625
 Total                                   77,761,750

 Retail - 2.8%
 American Stores          2,400,000      62,400,000
 Circuit City Stores        480,000(m)   20,520,000
 Penney (JC)                915,000      69,254,063
 Total                                  152,174,063


 Transportation - 0.3%
 Burlington Northern
    Santa Fe                170,000     $17,680,000

 Utilities -- electric - 3.2%
 CMS Energy               1,100,000      51,631,250
 Duke Energy                416,800      24,825,650
 GPU                        353,400      15,637,950
 New Century Energies       900,000      45,337,500
 Northern States Power      550,000      32,450,000
 Total                                  169,882,350

 Utilities -- gas - 0.1%
 Consolidated Natural Gas   100,000       5,768,750


 Utilities -- telephone - 5.1%
 Ameritech                1,200,000      59,325,000
 BellSouth                  850,000      57,428,125
 GTE                        630,000      37,721,250
 SBC Communications         960,000      41,880,000
 U S WEST
    Communications        1,335,000      73,091,249
 Total                                  269,445,624


 Total common stocks
 (Cost: $2,544,777,193)              $3,139,447,044



See accompanying notes to investments in securities.



      Investments in securities


      Balanced Portfolio


                                                     (Percentages represent
                                                       value of investments
                                                    compared to net assets)


 Bonds - 32.3%

Issuer                                                 Coupon                Principal                 Value(a)
                                                         rate                   amount
 U.S. government obligations - 10.5%
 Govt Trust Certs Israel
       11-15-01                                          9.25%              $7,458,030               $7,715,556
 Overseas Private Investment
    U.S. Govt Guaranty Series 1996A
       01-15-09                                          6.99               17,500,000               18,149,948
 Resolution Funding
       10-15-19                                          8.125              50,000,000               61,492,000
    Zero Coupon
       01-15-19                                          6.50               53,000,000(k)            14,783,285
       10-15-19                                          6.32               50,000,000(k)            13,314,500
 U.S. Treasury
       09-30-99                                          7.125              62,650,000(g)            64,012,637
       11-15-99                                          5.875              25,000,000               25,107,000
       01-31-00                                          7.75               25,000,000               25,921,250
       03-31-00                                          6.875              20,000,000               20,479,800
       04-30-00                                          6.75               15,000,000               15,330,450
       08-31-00                                          6.25               30,000,000               30,385,800
       07-31-01                                          6.625              25,000,000               25,721,000
       11-15-01                                          7.50               50,000,000               52,953,500
       05-31-02                                          6.50               25,000,000               25,739,250
       09-30-02                                          5.875              25,000,000(g)            25,181,000
       08-15-19                                          8.125              90,000,000              112,600,799
       08-15-23                                          6.25               25,000,000               25,773,750
 Total                                                                                              564,661,525

 Mortgage-backed securities - 8.0%
 Collateralized Mtge Obligation Trust
       12-20-14                                          9.95                3,582,274                3,864,629
 Federal Home Loan Mtge Corp
       10-01-03                                          7.00                5,365,541                5,443,341
       07-01-07                                          6.50                  490,980                  494,383
       07-01-08                                          6.75                1,855,116                1,869,994
       06-01-09                                          5.50                4,387,248                4,296,213
       01-01-11                                          6.50               16,786,807               16,871,412
       10-01-11                                          6.50               21,360,364               21,461,398
       03-01-13                                          5.50               14,850,015               14,320,983
       08-01-24                                          8.00                6,975,948                7,249,405
       10-01-26                                          8.50                9,792,977               10,246,392
   Collateralized Mtge Obligation
       01-15-03                                          7.50                7,527,343                7,750,905
       04-15-22                                          8.50                7,000,000                7,719,810
   Trust Series Z
       05-15-23                                          6.50               12,311,618(i)            11,800,686
       10-15-23                                          6.50               10,472,800(i)            10,069,283
       04-25-24                                          8.25                6,902,804(i)             7,511,769
 Federal Natl Mtge Assn
       10-01-02                                          7.50                  661,459                  678,339
       02-15-08                                          5.75               40,000,000(g)            39,406,249
       01-01-09                                          5.50                6,597,453                6,437,860
       12-01-11                                          7.00               21,137,981               21,514,448
       02-01-14                                          7.50                1,638,168                1,672,258
       10-25-16                                          7.00               11,444,548               11,524,660
       05-01-23                                          6.50                5,260,153                5,250,580
       09-01-23                                          6.50                8,039,252                8,014,572
       01-01-24                                          6.50               14,992,196               14,946,170
       06-01-24                                          9.00                6,133,253                6,582,084
       08-01-25                                          7.50               20,034,215               20,614,006
       10-01-25                                          8.50                  376,987                  395,501
       05-01-26                                         8.50                 4,845,298                5,074,190
       06-01-26                                         8.50                    74,895                   78,433
       06-01-26                                         8.50                 3,340,260                3,498,054
       07-01-26                                         8.50                 1,319,348                1,381,674
   Collateralized Mtge Obligation
       11-25-07                                         4.50                11,900,000               11,065,929
       01-25-24                                         5.00                 5,880,738                5,738,953
       05-18-26                                         5.00                15,000,000               13,570,313
   Trust Series Z
       12-25-06                                         8.00                10,698,921(i)            11,275,914
       12-15-14                                         7.50                 9,338,340(i)             9,807,895
       01-01-20                                         8.00                11,971,290(i)            12,876,580
       07-25-22                                         7.00                15,518,128(i)            15,924,296
       10-25-22                                         7.00                14,594,586(i)            14,920,083
       10-25-23                                         6.50                 7,323,268(i)             7,018,767
       12-25-23                                         6.50                11,597,902(i)            10,735,797
       02-25-24                                         6.00                 7,661,050(i)             6,802,016
 Govt Natl Mtge Assn
       07-20-27                                         6.50                23,464,595(j)            23,911,595
 Standard Credit Card Trust
       10-07-04                                         5.95                 8,550,000                8,487,671
 Total                                                                                              430,175,490


 Aerospace & defense - 0.2%
 United Techonologies
       11-15-19                                         8.875                9,500,000               11,714,545

 Automotive & related - 0.2%
 Ford Motor Credit
    Medium-term Nts Series 1
      03-29-01                                          6.55                13,000,000               13,175,110


 Banks and savings & loans - 1.5%
 ABN-Amro Bank
    Sub Nts Series B
      10-15-93                                          7.125                7,000,000                7,238,070
 BankAmerica
    Series B
      12-31-26                                          7.70                10,000,000(h)            10,244,700
 First Bank System
    Sub Nts
      09-15-07                                          6.875                5,750,000                5,937,048
 Fleet Financial Group
    Sub Deb
      01-15-28                                          6.875                1,500,000                1,496,940
 Mellon Capital
    Company Guaranty Series A
      12-01-26                                          7.72                 8,000,000                8,330,960
 Swiss Bank
    Sub Deb
      07-15-25                                          7.50                 4,700,000                5,068,104
      09-01-26                                          7.75                11,000,000               12,245,860
 Union Planters Capital
    Company Guaranty
      12-15-26                                          8.20                10,000,000               10,633,700
 US Capital
      02-01-27                                          8.41                10,000,000(h)            10,882,200
 Washington Mutual Capital
    Company Guaranty
      06-01-27                                         8.375                 5,800,000(h)             6,308,718
 Total                                                                                               78,386,300


 Building materials & construction - 0.1%
 Owens-Corning Fiberglass
       06-01-12                                        9.375                 3,500,000                4,113,235

 Chemicals - 0.2%
 USA Waste Services
    Sr Nts
      10-01-07                                         7.125                11,000,000               11,457,600


 Communications equipment & services - 0.4%
 BellSouth Telecommunications
       06-15-05                                        6.50                  9,000,000                9,216,720
       12-01-95                                        7.00                 10,000,000               10,383,800
 Total                                                                                               19,600,520

 Computers & office equipment - 0.1%
 Intl Business Machines
       06-15-00                                        6.375                 5,100,000                5,154,978

 Electronics - 0.1%
 Harris
       12-01-18                                       10.375                 4,000,000                4,304,960

 Energy - 0.1%
 Occidental Petroleum
    Medium-term Nts Series B
      04-10-00                                         6.25                  6,500,000                6,525,545


 Energy equipment & services - 0.7%
 Baker Hughes
    Zero Coupon Cv Nts
      05-05-08                                         2.23                 26,250,000(k)            21,787,500
 Diamond Offshore Drilling
    Cv Sr Sub Nts
      09-15-07                                         3.125                 3,780,000                3,723,300
 Global Marine
       09-01-07                                        7.125                10,000,000(h)            10,320,400
 Total                                                                                               35,831,200


 Financial services - 0.9%
 Associates Corp of North America
    Sr Nts
      03-15-00                                         6.00                  6,000,000                6,005,160
 Avco Financial Services
    Sr Nts
      07-15-99                                         7.25                  6,500,000                6,614,075
 Bat-Crave-800
       08-12-00                                        6.68                  7,000,000(h)             7,056,700
 Intl Lease Finance
    Medium-term Nts Series F
      04-01-98                                           5.99                5,000,000                5,000,000
 KFW Intl Finance
       02-15-10                                          8.00                6,750,000                7,684,133
 Liberty Mutual Insurance
       10-15-97                                          7.70               10,000,000               10,571,900
 Salomon
    Sr Nts
      01-15-06                                           6.75                7,000,000                7,134,540
 Total                                                                                               50,066,508

 Foreign - 3.2%(c)
 Canadian Natl Railroad
    (U.S. Dollar)
      05-15-23                                           7.625               6,000,000                6,373,320
 Dao Heng Bank
    (U.S. Dollar) Sub Nts
      01-24-07                                           7.75               10,000,000(h)             9,111,400
 EES Coke Battery
    (U.S. Dollar) Sr Nts
      04-15-02                                           7.125               8,529,625(h)             8,602,383
 Hyundai Semiconductor
    (U.S. Dollar) Sr Nts
      05-15-04                                           8.25               10,000,000(h)             8,370,700
 Inter-American Development Bank
    (U.S. Dollar) Sr Deb
      04-11-00                                           9.50                5,000,000                5,328,655
 Israel Electric
    (U.S. Dollar) Sr Nts
      12-15-06                                           7.25               10,000,000               10,180,200
 MGM Grand
    (U.S. Dollar)
      02-01-05                                           6.95               10,000,000                9,823,400
 Morgan (JP)
    (U.S. Dollar) Sr Sub Nts Series A
      02-15-12                                           4.00               15,000,000               13,925,249
 Nationwide CSN Trust
    (U.S. Dollar)
      02-15-25                                           9.875              15,500,000(h)            18,549,934
 New York Life Insurance
    (U.S. Dollar)
      12-15-23                                           7.50               11,500,000(h)            11,642,715
 Petronas
    (U.S. Dollar)
      08-15-15                                           7.75               10,000,000                9,199,500
 Railcar Leasing
    (U.S. Dollar)
      01-15-13                                           7.125              15,000,000(h)            15,737,850
 Ras Laffan
    (U.S. Dollar)
      03-15-14                                           8.29               10,000,000(h)            10,232,500
 Republic of Slovenia
    (U.S. Dollar)
      08-06-01                                           7.00                7,200,000(h)             7,345,656
 Telecom NewZeal Finance
    (U.S. Dollar)
       02-10-08                                          6.50               10,000,000(h)             9,849,260
 TU Electric Capital
    (U.S. Dollar) Company Guaranty
      01-30-37                                         8.175                10,000,000               10,306,000
 Zurich Capital
    (U.S. Dollar) Company Guaranty
      06-01-37                                         8.38                  7,500,000(h)             8,192,925
 Total                                                                                              172,771,647

 Health care - 0.1%
 Lilly (Eli)
       01-01-36                                        6.77                  5,000,000                5,131,150

 Health care services - 0.1%
 Kaiser Permanente
       07-15-05                                        9.55                  6,000,000                7,112,820

 Household products - 0.1%
 Procter & Gamble
       09-01-24                                        8.00                  3,000,000                3,568,500

 Insurance - 0.6%
 American United Life Insurance
       03-30-26                                        7.75                  4,000,000(e,h)           4,116,280
 Equitable Life Assurance Society US Cl B1
    Series 174
      05-15-09                                         7.33                  5,500,000                5,810,750
 Principal Mutual
       03-01-44                                        8.00                  7,150,000(h)             7,619,398
 SAFECO Capital
    Company Guaranty
      07-15-37                                         8.07                 10,000,000               10,520,799
 SunAmerica
       04-28-23                                        8.125                 5,150,000                5,789,991
 Total                                                                                               33,857,218


 Media - 0.3%
 Belo (AH)
    Sr Nts
      06-01-07                                         7.125                15,000,000               15,658,650


 Miscellaneous - 0.5%
 American General Institute Capital
    Company Guaranty Series A
      12-01-45                                         7.57                 15,000,000(h)            15,493,350
 M & I Capital
    Company Guaranty
      12-01-26                                         7.65                 10,000,000               10,355,000
 Total                                                                                               25,848,350


 Municipal bonds - 0.7%(l)
 Denver Colorado City & County School
    District  1 Taxable-Pension-School
    Facilities Lease (AMBAC Insured)
      12-15-12                                         6.94                 10,000,000               10,192,800
 Los Angeles County California Pension Obligation
    Taxable Revenue Bonds Series 1994C
    Zero Coupon (MBIA Insured)
      06-30-08                                          7.05                 9,440,000(k)             4,852,160
 Los Angeles County California Pension Obligation
    Taxable Revenue Bonds Series 1995D
    (MBIA Insured)
      06-30-08                                          6.97                10,500,000               11,040,120
 Orange County California Pension Obligation
    Taxable Revenue Bonds (MBIA Insured)
      09-01-09                                          7.31                 5,000,000                5,388,600
 Yale University
       04-15-96                                         7.375                4,000,000                4,305,960
 Total                                                                                               35,779,640


 Paper & packaging - 0.3%
 Crown Cork & Seal
       04-15-23                                         8.00                 6,000,000                6,357,540
 Intl Paper
       11-15-12                                         5.125               13,400,000               11,586,042
 Total                                                                                               17,943,582


 Real estate investment trust - 0.1%
 Property Trust of America
       02-15-14                                         7.50                 5,000,000                5,144,600

 Retail - 0.3%
 Wal-Mart CRAVE Trust
       07-17-06                                         7.00                13,442,258(h)            13,789,337

 Transportation - 0.7%
 Atlas Air
       01-02-10                                         8.01                15,000,000               14,956,350
 Burlington Northern Santa Fe
       12-15-25                                         7.00                10,200,000               10,387,272
 CSX
       05-01-27                                         7.25                10,000,000               10,664,100
 Total                                                                                               36,007,722


 Utilities -- electric - 1.1%
 Arizona Public Service
       12-30-15                                         8.00                 5,400,000                5,934,060
 Cleveland Electric Illuminating
       07-01-00                                         7.19                 5,000,000                5,081,700
       07-01-04                                         7.67                10,000,000               10,300,000
 Entergy Louisiana
    1st Mtge
      03-01-08                                          6.50                 5,535,000                5,486,846
 Pacific Gas & Electric
    1st Mtge Series 1992D
      11-01-22                                          8.25                 4,600,000                4,989,666
 Public Services Electric & Gas
    1st & Ref Mtge
      01-01-16                                          6.75                13,000,000               13,145,990
 Wisconsin Electric Power
       01-15-23                                         7.75                 5,500,000                5,819,990
       12-01-95                                         6.875                8,000,000                8,098,960
 Total                                                                                               58,857,212

 Utilities -- telephone - 1.2%
 Bell Atlantic
    Series P
      01-01-06                                         4.875                13,000,000               11,899,420
 Bell Telephone of Pennsylvania
       03-15-33                                        7.375                 5,000,000                5,117,450
 GTE
       12-01-00                                        9.375                 4,600,000                4,950,336
       11-01-21                                        8.75                  5,000,000                5,963,250
 Illinois Bell Telephone
    1st Mtge Series H
      07-01-03                                         4.375                 4,600,000                4,259,692
 Pacific Bell
       10-15-34                                        6.625                 6,100,000                5,861,368
       07-15-43                                        7.375                 7,500,000                7,840,125
 U S WEST Communications
       09-15-05                                        6.625                 7,000,000                7,170,800
 Worldcom
       04-01-07                                        7.75                 10,000,000               10,820,000
 Total                                                                                               63,882,441


 Total bonds
 (Cost: $1,645,210,285)                                                                          $1,730,520,385




 Short-term securities - 8.4%(d)

Issuer                                        Annualized                      Amount                   Value(a)
                                                yield on                  payable at
                                                 date of                    maturity
                                                purchase
 U.S. government agencies - 0.3%
 Federal Home Loan Bank Disc Nt
      04-13-98                                         5.46                5,000,000                  4,990,900
 Federal Home Loan Mtge Corp Disc Nts
      04-13-98                                         5.45               10,000,000                  9,981,850
      04-17-98                                         5.46                1,200,000                  1,197,088
 Total                                                                                               16,169,838

 Commercial paper - 7.9%
 AIG Funding
      04-03-98                                         5.56               10,200,000                 10,196,848
 Alabama Power
      04-14-98                                         5.62               10,031,000                 10,010,679
 American General Finance
      05-13-98                                         5.57               10,000,000                  9,932,292
 BBV Finance (Delaware)
      04-08-98                                         5.54                3,800,000                  3,795,921
 Bell Atlantic
      04-20-98                                         5.54                1,700,000                  1,695,047
      04-20-98                                         5.55                4,900,000                  4,885,699
 BellSouth Capital Funding
      04-06-98                                         5.56               12,000,000                 11,990,767
 Beneficial
      05-18-98                                         5.57                7,000,000                  6,949,462
 BHP Finance
      04-16-98                                         5.57                1,700,000                  1,696,076
 CAFCO
      04-22-98                                         5.56               14,000,000(f)              13,954,920
      05-19-98                                         5.56               12,500,000(f)              12,408,000
 Ciesco LP
      04-27-98                                         5.56               15,900,000                 15,836,383
      05-14-98                                         5.54                5,900,000(f)               5,861,240
 CIT Group Holdings
      05-26-98                                         5.58               12,500,000                 12,391,079
 Commerzbank U.S. Finance
      04-22-98                                         5.55                5,000,000                  4,983,871
      04-27-98                                         5.57                9,600,000                  9,561,520
 Consolidated Natural Gas
      04-21-98                                         5.54               10,700,000                 10,667,187
 Daimler-Benz
      04-13-98                                         5.55               18,000,000                 17,966,880
      04-23-98                                         5.52               11,500,000                 11,461,488
 Delaware Funding
      05-01-98                                         5.57               10,300,000(f)              10,252,449
 Dresdner US Finance
      04-02-98                                         5.59               10,500,000                 10,498,375
 Fleet Funding
      04-14-98                                         5.59               13,600,000(f)              13,572,693
 Glaxo Wellcome
      04-06-98                                         5.55                3,600,000(f)               3,597,235
 Heinz (HJ)
      04-28-98                                         5.54                8,900,000                  8,863,288
 Intl Lease Finance
      04-22-98                                         5.55               13,000,000                 12,958,064
 Kellogg
      04-27-98                                         5.57                7,900,000                  7,868,334
 Kredietbank North America Finance
      05-04-98                                         5.55               12,500,000                 12,433,341
      05-08-98                                         5.55               10,000,000                  9,943,472
 Natl Rural Utilities
      04-23-98                                         5.55               11,000,000                 10,962,826
 New Center Asset Trust
      05-08-98                                         5.56               10,000,000                  9,937,992
 Novartis Finance
      04-08-98                                         5.55                8,500,000                  8,490,861
      04-09-98                                         5.52                7,700,000                  7,688,882
      05-08-98                                         5.56                8,200,000(f)               8,153,394
      05-11-98                                         5.56                6,800,000(f)               6,758,218
 Paccar Financial
      04-02-98                                         5.57                3,200,000                  3,199,507
      04-22-98                                         5.56                6,300,000                  6,279,640
      04-23-98                                         5.55               11,700,000                 11,660,460
 Pacific Life Insurance
      04-23-98                                         5.55                8,400,000                  8,371,613
      04-24-98                                         5.56                8,300,000                  8,270,623
      04-30-98                                         5.57                9,500,000                  9,457,527
 Pfizer
      04-06-98                                         5.55                6,395,000(f)               6,390,088
 SBC Communications Capital
      04-14-98                                         5.54                7,800,000(f)               7,784,424
      04-21-98                                         5.53               13,500,000(f)              13,458,825
 Toyota Motor Credit
      04-16-98                                         5.56               15,000,000                 14,965,437
 USAA Capital
      04-22-98                                         5.55                7,600,000                  7,575,572
 Westpac Capital
      04-07-98                                         5.57                7,300,000                  7,293,260
 Total                                                                                              422,931,759


 Letter of credit - 0.2%
 Bank of America-
 AES Hawaii
      04-23-98                                         5.54                9,254,000                  9,222,783


 Total short-term securities
 (Cost: $448,342,275)                                                                              $448,324,380


 Total investments in securities
 (Cost: $4,638,329,753)(n)                                                                       $5,318,291,809


See accompanying notes to investments in securities.


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.


(d) At March 31, 1998, cash or short-term securities were pledged as initial margin deposit on the following open stock index futures purchase contracts (see
Note 5 to the financial statements):

Type of security                                                    Contracts

Standard & Poor's 500 Stock Index, June 1998                            1,150


(e) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at March 31, 1998, is as follows:

Security                              Acquisition                        Cost
                                             date

American United Life Insurance*
   7.75% 2026                            02-13-96                  $4,000,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.


(f) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) Security is partially or fully on loan. See Note 6 to the financial statements.

(h)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(i) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 1998.

(k) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC     --    American Municipal Bond Association Corporation
MBIA      --    Municipal Bond Investors Assurance


(m) At March 31, 1998, securities valued at $5,271,075 were held to cover open call options written as follows:

Issuer                    Number of     Exercise     Expiration      Value(a)
                             shares        price           date

Circuit City Stores         123,300          $40     April 1998      $408,431


(n) At March 31, 1998, the cost of securities for federal income tax purposes was approximately $4,638,345,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:







Unrealized appreciation.........................................$696,414,000
Unrealized depreciation..........................................(16,467,000)
Net unrealized appreciation.....................................$679,947,000

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

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IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

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IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

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IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

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IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

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IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

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IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

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Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

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IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

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IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

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IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

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Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

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IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

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IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

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IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

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Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Mutual Fund
IDS Tower 10
Minneapolis, MN 55440-0010